Segment Information - Summary Of Segment Reporting Information By Segment (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Segment Reporting Information [Line Items]
Revenues	$ 2,106.3	$ 2,260.2	$ 3,083.8	$ 2,716.3	$ 1,912.9
Gross Contribution	454.9	385.5	571.6	480.1	528.1
Segment general and administration	123.7	98.2	161.7	133.3	148.9
Segment profit	331.2	287.3	409.9	346.8	379.2
Motion Picture [Member]
Segment Reporting Information [Line Items]
Revenues	1,245.6	791.6	1,323.7	1,185.3	1,081.1
Gross Contribution	320.3	248.9	386.3	356.0	401.8
Segment general and administration	83.2	66.2	109.8	93.1	106.2
Segment profit	237.1	182.7	276.5	262.9	295.6
Television Production [Member]
Segment Reporting Information [Line Items]
Revenues	860.7	1,468.6	1,760.1	1,531.0	831.8
Gross Contribution	134.6	136.6	185.3	124.1	126.3
Segment general and administration	40.5	32.0	51.9	40.2	42.7
Segment profit	$ 94.1	$ 104.6	$ 133.4	$ 83.9	$ 83.6